Related Party Transactions (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary Of Related Party Transactions
Revenue	$ 0	$ 0	$ 310
Product costs	147	171	728
Accounts payable - trade	104	105
Proceeds	12	15	31
Contribution receivable	3	4
Employee costs [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	339	275	241
Other [Member]
Summary Of Related Party Transactions
Operating and maintenance expenses	0	0	305
Employee direct costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	270	308	248
Employee allocated costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	169	190	122
Reorganization-related allocated costs [Member]
Summary Of Related Party Transactions
Selling, general, and administrative expenses	2	26
Equity method investees [Member]
Summary Of Related Party Transactions
Accounts payable - trade	13	15
Service costs	67	75	57
Common management [Member]
Summary Of Related Party Transactions
Revenue	131	61	62
Product costs		13	9
Reimbursable hurricane damage costs [Member]
Summary Of Related Party Transactions
Maximum potential obligation	10
Reimbursable maintenance costs for certain government projects [Member]
Summary Of Related Party Transactions
Maximum potential obligation	$ 50